Commitments and Contingencies (Details)		6 Months Ended	12 Months Ended
	Jan. 28, 2021 shares	Jun. 30, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($) item $ / shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | item		3	3
Granted term	45 days
Sale of Units, net of underwriting discounts (in shares) | shares	4,500,000
Underwriting cash discount per unit | $ / shares		$ 0.20	$ 0.20
Underwriter cash discount		$ 6,900,000	$ 6,900,000
Deferred fee per unit | $ / shares		$ 0.35	$ 0.35
Deferred underwriting commissions		$ 12,075,000	$ 12,075,000
Consulting agreement			$ 2,600,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	4,500,000